Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Class A [Member]
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, shares authorized	16,000,000,000	16,000,000,000
Ordinary Shares, shares issued	151,222,556	158,302,554
Ordinary Shares, shares outstanding	151,222,556	158,302,554
Common Class B [Member]
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary Shares, shares issued	409,087,000	409,087,000
Ordinary Shares, shares outstanding	409,087,000	409,087,000